Financial result (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of finance income and costs
Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(Euros in thousands)		(Euros in thousands)

Interest income	69	38	75	87
Foreign currency gains	6,946	19	8,699	3,014
Gain on other financial instruments	—	156	—	—

Financial income	7,015	213	8,774	3,101

Interest expenses	(376)	(140)	(538)	(245)
Foreign currency losses	(31)	(489)	(986)	(101)
Losses on other financial instruments	—	—	—	(931)

Financial expenses	(407)	(629)	(1,524)	(1,277)
Change in fair value of warrant liabilities	(2,786)	(2,722)	13,743	(3,936)

Financial result	3,822	(3,138)	20,993	(2,112)